Taxes (Details Narrative) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Income tax percenatge	15.00%
Additional tax percenatge	10.00%
Taxable income	9.00%
Payment Terms	The payment term is 145 monthly installments, indexed by the Selic interest rate, as of January 2018.
Unrecognized deferred tax assets	$ 26
Corporate Income Tax	(9,525)	$ (15,864)	$ (4,181)
Dutch tax authority	242
Uncertain tax treatments	$ 837
Description of useful life, property, plant and equipment	straight line over 4 years.
Export tax					$ 285
Revenues exceeding | €				€ 750
Effective tax rate	15.00%
I R P J And C S L L [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	$ 6,982	6,043
Other taxes	4,063	$ 30,020
Repetro Tax [Member]
IfrsStatementLineItems [Line Items]
Corporate Income Tax	$ 595